Condensed Consolidated and Combined Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Revenues	$ 128,651	$ 374,855
Expenses
Compensation and benefits	68,148	300,793
Occupancy	3,560	10,195
Professional fees	5,995	14,588
Communication, technology and information services	3,945	11,589
Travel and related expenses	8,083	19,433
Depreciation and amortization	542	1,636
Other expenses	2,605	14,220
Total expenses	92,878	372,454
Operating income (loss)	35,773	2,401
Other income and expenses	617	622
Income (loss) from equity method investments	1,105	(2,966)
Income (loss) before income taxes	37,495	57
Provision for income taxes	4,710	5,790
Net income (loss)	32,785	(5,733)
Net income (loss) attributable to noncontrolling interests	26,285	6,777
Net income (loss) attributable to Moelis & Company	6,500	(12,510)
Net income (loss) per share attributable to holders of shares of Class A common stock
Dividends Declared per Share of Class A common stock (in dollars per share)	$ 0.20	$ 0.20
Class A common stock
Expenses
Net income (loss) attributable to Moelis & Company	$ 6,500	$ (12,510)
Weighted-average shares of Class A common stock outstanding
Basic (in shares)	15,262,343	15,262,940
Diluted (in shares)	16,205,254	15,262,940
Net income (loss) per share attributable to holders of shares of Class A common stock
Basic (in dollars per share)	$ 0.43	$ (0.82)
Diluted (in dollars per share)	$ 0.40	$ (0.82)